Cover page Cover page	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	Strategic Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54376
Entity Tax Identification Number	90-0413866
Entity Address, Address Line One	1 S Wacker Dr, Suite 3210
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	878-4860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001446371
Amendment Flag	false
Current Fiscal Year End Date	--12-31